Loans and Allowance for Credit Losses, PCI, by Loan to Value Ratio, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
PCI Loans UPB [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	$ 20,803	$ 24,135
PCI Loans UPB [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	192	229
PCI Loans UPB [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	20,995	24,364
PCI Loans Carrying Value [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	16,731	19,971
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	16,018	19,190
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	36	69
PCI Loans Carrying Value [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	16,054	19,259
LTV 0-60% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	7,513	5,437
LTV 0-60% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	38	32
LTV 0-60% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	7,551	5,469
LTV 60.01-80% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	9,000	10,036
LTV 60.01-80% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	76	65
LTV 60.01-80% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	9,076	10,101
LTV 80.01-100% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	3,458	6,299
LTV 80.01-100% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	54	80
LTV 80.01-100% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	3,512	6,379
LTV 100.01-120% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	669	1,779
LTV 100.01-120% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	18	36
LTV 100.01-120% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	687	1,815
LTV greater than 120% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	161	579
LTV greater than 120% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	5	15
LTV greater than 120% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	166	594
No LTV/CLTV available [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	2	5
No LTV/CLTV available [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	1	1
No LTV/CLTV available [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	$ 3	$ 6